Income Taxes (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	4 Months Ended		12 Months Ended
	Mar. 24, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 27, 2014	Dec. 28, 2013
Income Tax Contingency [Line Items]
Deferred Tax Liabilities, Compensation and Benefits, Pensions		$ 84			$ 84
Provision for income taxes			$ 217
Prescription drug benefit subsidy, income tax benefit	$ 55
Total gross amount of reserves for income taxes				$ 1,587
Interest accrued		164		141	164
Interest accrued recognized				31	36
Operating loss carryforwards				10,400
Income tax undistributed international earnings				37,800
Expire in 2015
Income Tax Contingency [Line Items]
Operating loss carryforwards				100
Expire Between 2016 and 2034 Years
Income Tax Contingency [Line Items]
Operating loss carryforwards				9,800
Carried Forward Indefinitely
Income Tax Contingency [Line Items]
Operating loss carryforwards				$ 500
Tax Settlement, Years 2003-2009
Income Tax Contingency [Line Items]
Income Taxes Paid		758
Provision for income taxes		$ 209
Open Tax Years
Income Tax Contingency [Line Items]
Income Taxes Paid					$ 226